Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net income (loss)	$ 5,607	$ (1,979)
Adjustments:
Increase (decrease) in net insurance contract liabilities (note 7)	10,697	5,016
Increase (decrease) in investment contract liabilities	435	399
(Increase) decrease in reinsurance contract assets excluding reinsurance transaction noted below (note 7)	974	710
Amortization of (premium) discount on invested assets	(141)	(131)
Contractual service margin ("CSM") amortization	(1,998)	(1,993)
Other amortization	581	519
Net realized and unrealized (gains) losses and impairment on assets	(2,845)	13,660
Deferred income tax expenses (recoveries)	470	(1,994)
Stock option expense	2	5
Gain on U.S. variable annuity reinsurance transaction (pre-tax) (note 7)		(1,070)
Gain on derecognition of joint venture interest during Manulife Fund Management Co., Ltd. acquisition (pre-tax) (notes 3 & 6)		(95)
Cash provided by operating activities before undernoted items	13,782	13,047
Changes in policy related and operating receivables and payables	6,641	4,958
Cash decrease due to U.S. variable annuity reinsurance transaction (note 7)		(1,377)
Cash provided by (used in) operating activities	20,423	16,628
Investing activities
Purchases and mortgage advances	(84,021)	(111,558)
Disposals and repayments	70,281	93,407
Change in investment broker net receivables and payables	21	(67)
Net cash increase (decrease) from sale (purchase) of subsidiaries	(1)	(182)
Cash provided by (used in) investing activities	(13,720)	(18,400)
Financing activities
Change in repurchase agreements and securities sold but not yet purchased	(693)	346
Issue of long-term debt (note 10)		946
Issue of capital instruments, net (note 11)	1,194	0
Redemption of capital instruments (note 11)	(600)	(1,000)
Secured borrowing from securitization transactions	537	437
Change in deposits from Bank clients, net	(895)	1,703
Lease payments	(98)	(120)
Shareholders' dividends and other equity distributions	(2,972)	(2,787)
Contributions from (distributions to) non-controlling interests, net	(14)	(51)
Common shares repurchased (note 12)	(1,595)	(1,884)
Common shares issued, net (note 12)	94	23
Preferred shares and other equity issued, net (note 12)		990
Preferred shares redeemed, net (note 12)		(711)
Cash provided by (used in) financing activities	(5,042)	(2,108)
Cash and short-term securities
Increase (decrease) during the year	1,661	(3,880)
Effect of foreign exchange rate changes on cash and short-term securities	(412)	585
Net cash and short-term securities, beginning of year	18,635	21,930
Net cash and short-term securities, end of year	19,884	18,635
Cash and short-term securities
Gross cash and short-term securities, beginning of year	19,153	22,594
Net payments in transit, included in other liabilities, beginning of year	(518)	(664)
Net cash and short-term securities, beginning of year	18,635	21,930
Gross cash and short-term securities, end of year	20,338	19,153
Net payments in transit, included in other liabilities, end of year	(454)	(518)
Net cash and short-term securities, end of year	19,884	18,635
Supplemental disclosures on cash flow information
Interest received	12,768	11,873
Interest paid	1,548	955
Income taxes paid	$ 436	$ 1,238